Quarterly Holdings Report
for
Fidelity® Momentum Factor ETF
October 31, 2020
T21-QTLY-1220
1.9880055.104

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
COMMUNICATION SERVICES – 10.4%
Entertainment – 3.1%
Activision Blizzard, Inc.	8,779	$ 664,834
Electronic Arts, Inc. (a)	4,678	560,565
Netflix, Inc. (a)	2,440	1,160,805
Zynga, Inc. Class A (a)	59,078	531,111
		2,917,315
Interactive Media & Services – 6.4%
Alphabet, Inc. Class A (a)	2,180	3,523,120
Facebook, Inc. Class A (a)	9,462	2,489,547
		6,012,667
Media – 0.9%
Charter Communications, Inc. Class A (a)	1,386	836,894
TOTAL COMMUNICATION SERVICES		9,766,876
CONSUMER DISCRETIONARY – 12.0%
Automobiles – 1.5%
Tesla, Inc. (a)	3,512	1,362,796
Hotels, Restaurants & Leisure – 0.4%
Domino's Pizza, Inc.	1,083	409,721
Internet & Direct Marketing Retail – 6.1%
Amazon.com, Inc. (a)	1,399	4,247,574
eBay, Inc.	8,909	424,336
Etsy, Inc. (a)	3,265	396,991
Stamps.com, Inc. (a)	1,494	333,520
Wayfair, Inc. Class A (a)	1,419	351,955
		5,754,376
Multiline Retail – 1.3%
Dollar General Corp.	2,736	571,031
Target Corp.	4,465	679,662
		1,250,693
Specialty Retail – 2.2%
Lowe's Cos., Inc.	4,814	761,094
The Home Depot, Inc.	4,696	1,252,470
		2,013,564
Textiles, Apparel & Luxury Goods – 0.5%
Lululemon Athletica, Inc. (a)	1,467	468,398
TOTAL CONSUMER DISCRETIONARY		11,259,548
CONSUMER STAPLES – 6.6%
Beverages – 0.5%
Monster Beverage Corp. (a)	6,054	463,555
Food & Staples Retailing – 2.6%
Costco Wholesale Corp.	2,544	909,785
The Kroger Co.	14,105	454,322
Walmart, Inc.	7,496	1,040,070
		2,404,177
Food Products – 1.5%
Conagra Brands, Inc.	12,424	435,958
Freshpet, Inc. (a)	4,094	468,763

	Shares	Value

General Mills, Inc.	8,241	$ 487,208
		1,391,929
Household Products – 2.0%
The Clorox Co.	2,118	438,955
The Procter & Gamble Co.	10,656	1,460,938
		1,899,893
TOTAL CONSUMER STAPLES		6,159,554
ENERGY – 2.0%
Oil, Gas & Consumable Fuels – 2.0%
Cabot Oil & Gas Corp.	13,192	234,686
Chevron Corp.	8,434	586,163
ConocoPhillips	9,530	272,748
EQT Corp.	15,307	231,748
Kinder Morgan, Inc.	22,552	268,369
The Williams Cos., Inc.	15,126	290,268
TOTAL ENERGY		1,883,982
FINANCIALS – 9.5%
Capital Markets – 6.5%
BlackRock, Inc.	1,375	823,914
FactSet Research Systems, Inc.	1,604	491,626
MarketAxess Holdings, Inc.	1,162	626,144
Moody's Corp.	2,377	624,913
MSCI, Inc.	1,670	584,233
Nasdaq, Inc.	4,377	529,573
S&P Global, Inc.	2,229	719,365
State Street Corp.	8,985	529,216
T Rowe Price Group, Inc.	4,503	570,350
The Blackstone Group, Inc. Class A	11,978	603,931
		6,103,265
Diversified Financial Services – 1.8%
Berkshire Hathaway, Inc. Class B (a)	8,518	1,719,784
Insurance – 1.2%
Kinsale Capital Group, Inc.	2,615	490,234
Marsh & McLennan Cos., Inc.	5,992	619,933
		1,110,167
TOTAL FINANCIALS		8,933,216
HEALTH CARE – 13.6%
Biotechnology – 5.6%
AbbVie, Inc.	13,979	1,189,613
Alnylam Pharmaceuticals, Inc. (a)	5,857	720,235
Moderna, Inc. (a)(b)	11,673	787,577
Regeneron Pharmaceuticals, Inc. (a)	1,587	862,630
Seagen, Inc. (a)	5,264	878,035
Vertex Pharmaceuticals, Inc. (a)	3,699	770,724
		5,208,814
Health Care Equipment & Supplies – 1.5%
DexCom, Inc. (a)	2,090	667,922

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Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Quidel Corp. (a)	2,899	$ 777,773
		1,445,695
Health Care Providers & Services – 1.8%
UnitedHealth Group, Inc.	5,432	1,657,521
Health Care Technology – 0.8%
Teladoc Health, Inc. (a)(b)	3,965	778,964
Life Sciences Tools & Services – 1.6%
Thermo Fisher Scientific, Inc.	3,120	1,476,134
Pharmaceuticals – 2.3%
Bristol-Myers Squibb Co.	19,881	1,162,044
Eli Lilly & Co.	7,776	1,014,457
		2,176,501
TOTAL HEALTH CARE		12,743,629
INDUSTRIALS – 8.5%
Aerospace & Defense – 1.4%
Axon Enterprise, Inc. (a)	5,610	554,829
Lockheed Martin Corp.	2,060	721,268
		1,276,097
Building Products – 0.6%
Trex Co., Inc. (a)	7,509	522,176
Commercial Services & Supplies – 0.6%
Rollins, Inc.	9,698	561,029
Electrical Equipment – 2.0%
Generac Holdings, Inc. (a)	3,058	642,639
Plug Power, Inc. (a)(b)	47,146	660,044
Rockwell Automation, Inc.	2,594	615,089
		1,917,772
Industrial Conglomerates – 0.6%
Roper Technologies, Inc.	1,455	540,300
Machinery – 0.7%
Illinois Tool Works, Inc.	3,521	689,693
Professional Services – 0.5%
Clarivate PLC (a)	17,521	486,208
Road & Rail – 1.5%
Old Dominion Freight Line, Inc.	2,943	560,259
Union Pacific Corp.	4,837	857,068
		1,417,327
Trading Companies & Distributors – 0.6%
Fastenal Co.	12,100	523,083
TOTAL INDUSTRIALS		7,933,685
INFORMATION TECHNOLOGY – 28.5%
IT Services – 2.3%
PayPal Holdings, Inc. (a)	6,890	1,282,435
Twilio, Inc. Class A (a)	2,976	830,215
		2,112,650

	Shares	Value

Semiconductors & Semiconductor Equipment – 5.7%
Advanced Micro Devices, Inc. (a)	11,343	$ 854,015
Inphi Corp. (a)	5,390	753,307
Intel Corp.	26,812	1,187,235
NVIDIA Corp.	3,367	1,688,079
SolarEdge Technologies, Inc. (a)	3,412	879,238
		5,361,874
Software – 14.0%
Adobe, Inc. (a)	2,923	1,306,873
Autodesk, Inc. (a)	3,433	808,609
Citrix Systems, Inc.	5,132	581,302
Coupa Software, Inc. (a)	2,357	630,969
DocuSign, Inc. (a)	3,516	711,111
Five9, Inc. (a)	5,480	831,426
Microsoft Corp.	26,318	5,328,605
RingCentral, Inc. Class A (a)	2,575	665,226
ServiceNow, Inc. (a)	2,146	1,067,785
Zoom Video Communications, Inc. Class A (a)	2,596	1,196,522
		13,128,428
Technology Hardware, Storage & Peripherals – 6.5%
Apple, Inc.	55,782	6,072,428
TOTAL INFORMATION TECHNOLOGY		26,675,380
MATERIALS – 2.5%
Chemicals – 2.1%
Air Products & Chemicals, Inc.	1,184	327,068
Albemarle Corp. (b)	2,090	194,809
Ecolab, Inc.	1,518	278,689
FMC Corp.	1,762	181,028
Linde PLC (a)	2,208	486,511
The Scotts Miracle-Gro Co.	1,063	159,503
The Sherwin-Williams Co.	466	320,599
		1,948,207
Metals & Mining – 0.4%
Hecla Mining Co.	23,797	108,991
Newmont Corp.	4,562	286,676
		395,667
TOTAL MATERIALS		2,343,874
REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 3.0%
Alexandria Real Estate Equities, Inc.	987	149,550
American Homes 4 Rent Class A	4,439	125,491
American Tower Corp.	1,784	409,696
Americold Realty Trust	3,228	116,950
Crown Castle International Corp.	1,929	301,310
CyrusOne, Inc.	1,628	115,669
Digital Realty Trust, Inc.	1,513	218,326
Duke Realty Corp.	3,852	146,338
Equinix, Inc.	408	298,346
Invitation Homes, Inc.	5,281	143,960
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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Medical Properties Trust, Inc.	7,166	$ 127,698
Prologis, Inc.	3,302	327,558
QTS Realty Trust, Inc. Class A	1,721	105,859
SBA Communications Corp.	695	201,807
		2,788,558
Real Estate Management & Development – 0.1%
Redfin Corp. (a)	2,763	115,410
TOTAL REAL ESTATE		2,903,968
UTILITIES – 3.0%
Electric Utilities – 1.6%
Eversource Energy	2,913	254,218
NextEra Energy, Inc.	8,324	609,400
The Southern Co.	6,312	362,624
Xcel Energy, Inc.	3,973	278,229
		1,504,471
Multi-Utilities – 1.0%
Dominion Energy, Inc.	4,659	374,304
Sempra Energy	2,192	274,789
WEC Energy Group, Inc.	2,751	276,613
		925,706
Water Utilities – 0.4%
American Water Works Co., Inc.	1,675	252,105
Essential Utilities, Inc.	4,336	178,643
		430,748
TOTAL UTILITIES		2,860,925
TOTAL COMMON STOCKS (Cost $83,330,308)		93,464,637
Money Market Funds – 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (c)	200,003	$ 200,043
Fidelity Securities Lending Cash Central Fund, 0.11% (c)(d)	2,439,881	2,440,125
TOTAL MONEY MARKET FUNDS (Cost $2,640,168)		2,640,168
TOTAL INVESTMENT IN SECURITIES – 102.5% (Cost $85,970,476)		96,104,805
NET OTHER ASSETS (LIABILITIES) (e) – (2.5%)		(2,385,198)
NET ASSETS – 100.0%		$ 93,719,607

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $15,600 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Future Contracts	1	December 2020	$ 163,235	$ (5,379)	$ (5,379)
CME Micro E-mini S&P 500 Index Future Contracts	3	December 2020	48,971	(3,246)	(3,246)
Total Equity Index Contracts					$ (8,625)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
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Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44
Fidelity Securities Lending Cash Central Fund	599
Total	$643
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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